Parent company only condensed financial information (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ 58,095	$ 7,959	¥ 59,521	¥ 57,819
Cash flows from investing activities:
Purchase of time deposits and wealth management products	(148,462)	(20,339)	(268,529)	(183,310)
Maturity of time deposits and wealth management products	166,517	22,813	217,184	165,123
Net cash used in investing activities	(871)	(119)	(59,543)	(54,026)
Cash flows from financing activities:
Repurchase of ordinary shares	(25,912)	(3,550)	(2,497)	(1,823)
Cash paid for dividends	(8,263)	(1,132)	(6,741)	(13,087)
Proceeds from debts	13,628	1,867	30,500	47,309
Repayment of debts	(13,253)	(1,816)	(27,387)	(35,439)
Proceeds from unsecured senior notes, net of issuance costs	13,999	1,918	0	0
Other financing activities	(432)	(58)	(773)	(231)
Net cash provided by/(used in) financing activities	(21,004)	(2,877)	(5,808)	1,180
Effect of exchange rate changes on cash and cash equivalents	98	13	125	3,490
Net increase/(decrease) in cash, cash equivalents, and restricted cash	36,318	4,976	(5,705)	8,463
Cash, cash equivalents, and restricted cash at beginning of year	79,398	10,877	85,115	76,693
Cash, cash equivalents, and restricted cash at end of year	115,716	15,853	79,398	85,115
Parent company
Condensed Statements of Cash Flows
Net cash used in operating activities	(717)	(98)	(765)	(509)
Cash flows from investing activities:
Purchase of time deposits and wealth management products	(4,979)	(682)	(2,833)
Maturity of time deposits and wealth management products	2,838	389		1
Cash received from internal companies	18,773	2,572	12,633	7,426
Net cash used in investing activities	16,632	2,279	9,800	7,427
Cash flows from financing activities:
Repurchase of ordinary shares	(25,912)	(3,550)	(2,497)	(1,823)
Cash paid for dividends	(8,263)	(1,132)	(6,741)	(13,087)
Proceeds from debts	0		0	10,563
Repayment of debts	0		0	(7,005)
Proceeds from unsecured senior notes, net of issuance costs	13,999	1,918	0	0
Other financing activities	27	4	33	1,043
Net cash provided by/(used in) financing activities	(20,149)	(2,760)	(9,205)	(10,309)
Effect of exchange rate changes on cash and cash equivalents	92	12	(71)	1,003
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(4,142)	(567)	(241)	(2,388)
Cash, cash equivalents, and restricted cash at beginning of year	4,788	656	5,029	7,417
Cash, cash equivalents, and restricted cash at end of year	¥ 646	$ 89	¥ 4,788	¥ 5,029